CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Common Shares [Member]	Common Shares [Member] 2020 June Equity Offering [Member]	Common Shares [Member] 2020 July Equity Offering [Member]	Preferred Shares [Member] Preferred A Shares [Member]	Preferred Shares [Member] Preferred A Shares [Member] 2020 June Equity Offering [Member]	Preferred Shares [Member] Preferred A Shares [Member] 2020 July Equity Offering [Member]	Preferred Shares [Member] Preferred B Shares [Member]	Preferred Shares [Member] Preferred B Shares [Member] 2020 June Equity Offering [Member]	Preferred Shares [Member] Preferred B Shares [Member] 2020 July Equity Offering [Member]	Par Value of Shares Issued [Member]	Par Value of Shares Issued [Member] 2020 June Equity Offering [Member]	Par Value of Shares Issued [Member] 2020 July Equity Offering [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] 2020 June Equity Offering [Member]	Additional Paid-in Capital [Member] 2020 July Equity Offering [Member]	Retained Earnings/ (Accumulated Deficit) [Member]	Retained Earnings/ (Accumulated Deficit) [Member] 2020 June Equity Offering [Member]	Retained Earnings/ (Accumulated Deficit) [Member] 2020 July Equity Offering [Member]	Total	2020 June Equity Offering [Member]	2020 July Equity Offering [Member]
Balance at Dec. 31, 2019										$ 824			$ 12,766,389			$ 436,798			$ 13,204,011
Balance (in shares) at Dec. 31, 2019	331,811			480,000			12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of common stock pursuant to the $5.0 Million Convertible Debentures (Note 7)										804			5,056,969			0			5,057,773
Issuance of common stock pursuant to the $5.0 Million Convertible Debentures (Note 7) (in shares)	804,208			0			0
Issuance of common stock											$ 5,908	$ 5,775		$ 18,592,344	$ 15,682,079		$ 0	$ 0		$ 18,598,252	$ 15,687,854
Issuance of common stock (in shares)		5,908,269	5,775,000		0	0		0	0
Issuance of common stock pursuant to warrant exercises (Note 8)										302			1,056,523			0			1,056,825
Issuance of common stock pursuant to warrants exercises (Note 8) (in shares)	301,950			0			0
Beneficial conversion feature pursuant to the issuance of the $5.0 Million Convertible Debentures (Note 7)										0			532,437			0			532,437
Net (loss)/income										0			0			(1,753,533)			(1,753,533)
Balance at Dec. 31, 2020										13,613			53,686,741			(1,316,735)			52,383,619
Balance (in shares) at Dec. 31, 2020	13,121,238			480,000			12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of common stock pursuant to the registered direct offerings (Note 8)										42,406			156,824,134			0			156,866,540
Issuance of common stock pursuant to the registered direct offerings (Note 8) (in shares)	42,405,770			0			0
Issuance of common stock pursuant to warrant exercises (Note 8)										34,429			83,386,517			0			83,420,946
Issuance of common stock pursuant to warrants exercises (Note 8) (in shares)	34,428,840			0			0
Issuance of common stock pursuant to the ATM Program (Note 8)										4,654			12,388,124			0			12,392,778
Issuance of common stock pursuant to the ATM Program (Note 8) (in shares)	4,654,240			0			0
Redemption of Series A Preferred Shares (Note 8)										(480)			(2,627,363)			(11,772,157)			(14,400,000)
Redemption of Series A Preferred Shares (Note 8) (in shares)				(480,000)
Net (loss)/income										0			0			52,270,487			52,270,487
Balance at Dec. 31, 2021										94,622			303,658,153			39,181,595			342,934,370
Balance (in shares) at Dec. 31, 2021	94,610,088			0			12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net (loss)/income										0			0			118,560,690			118,560,690
Balance at Dec. 31, 2022										$ 94,622			$ 303,658,153			$ 157,742,285			$ 461,495,060
Balance (in shares) at Dec. 31, 2022	94,610,088			0			12,000